Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to multi-annual variable objectives, Directors (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) variable_remuneration	Dec. 31, 2024 EUR (€)
Disclosure of transactions between related parties [line items]
Number of years of compensation subject to conditions of continued service	3 years
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO
Disclosure of transactions between related parties [line items]
Variable subject to long-term objectives in cash	€ 1,185
Variable subject to long-term objectives in shares	3,170
Variable subject to long-term objectives in RSUs	386
Total	€ 4,742	€ 3,943
Number of variable long-term employee benefits, deferred remuneration | variable_remuneration	3
Variable long-term employee benefits, deferred remuneration	€ 6,774
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO | Ana Botín
Disclosure of transactions between related parties [line items]
Variable subject to long-term objectives in cash	701
Variable subject to long-term objectives in shares	1,893
Variable subject to long-term objectives in RSUs	210
Total	2,804	2,332
Variable long-term employee benefits, deferred remuneration	4,006
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO | Héctor Grisi
Disclosure of transactions between related parties [line items]
Variable subject to long-term objectives in cash	484
Variable subject to long-term objectives in shares	1,277
Variable subject to long-term objectives in RSUs	176
Total	1,938	1,611
Variable long-term employee benefits, deferred remuneration	2,768
Deferred variable compensation plan linked to multiannual objectives | Senior Management
Disclosure of transactions between related parties [line items]
Variable subject to long-term objectives in cash	4,521	3,485
Variable subject to long-term objectives in shares	4,522	3,486
Total	€ 9,043	€ 6,971
Number of variable long-term employee benefits, deferred remuneration | variable_remuneration	3
Variable long-term employee benefits, deferred remuneration	€ 12,919